Net Income (Loss) per Share Attributable to Common Stockholders (Details) - Schedule of Basic and Diluted Loss per Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Schedule of Basic and Diluted Loss per Share [Abstract]
Diluted net income (loss) per common share	$ (0.45)	$ (0.04)	$ (0.80)	$ (0.13)